Interests in Other Entities - Interest in Unconsolidated Structured Entities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Joint ventures | Investment funds
Disclosure of unconsolidated structured entities [line items]
Carrying amount	CAD 245	CAD 200
Debt securities | Securitization entities – third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	5,899	5,946
Maximum exposure to loss	5,899	5,946
Cash, cash equivalents and short-term securities | Securitization entities – third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	725	785
Maximum exposure to loss	725	785
Equity securities | Investment funds – third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	4,877	4,441
Maximum exposure to loss	4,877	4,441
Equity securities and Other invested assets | Investment funds – company managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	1,455	1,709
Maximum exposure to loss	1,455	1,709
Other invested assets | Limited partnerships – third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	1,258	1,237
Maximum exposure to loss	CAD 1,258	CAD 1,237